Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2021
Securitizations and Variable Interest Entities [Abstract]
Fair value of retained interests

	Billions of yen
	March 31, 2020
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥158	¥—	¥158	¥158	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	5	5	0	5

Total	¥—	¥158	¥5	¥163	¥158	¥5

	Billions of yen
	March 31, 2021
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥154	¥—	¥154	¥154	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	6	6	0	6

Total	¥—	¥154	¥6	¥160	¥154	¥6

Type and carrying value of financial assets

	Billions of yen
	March 31
	2020	2021
Assets
Trading assets
Loans	¥45	¥106

Liabilities
Long-term borrowings	¥45	¥106

Classification of consolidated VIEs' assets and liabilities

	Billions of yen
	March 31
	2020	2021
Consolidated VIE assets
Cash and cash equivalents	¥10	¥13
Trading assets
Equities	645	524
Debt securities	454	414
CMBS and RMBS	43	20
Investment trust funds and other	0	4
Derivatives	19	1
Private equity and debt investments	11	21
Office buildings, land, equipment and facilities	15	51
Other	24	26

Total	¥1,221	¥1,074

Consolidated VIE liabilities
Trading liabilities
Derivatives	19	2
Borrowings
Short-term borrowings	117	74
Long-term borrowings	830	763
Other	4	2

Total	¥970	¥841

Carrying amount of assets and liabilities of unconsolidated VIEs

	Billions of yen
	March 31, 2020
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥35	¥—	¥35
Debt securities	73	—	73
CMBS and RMBS	3,631	—	3,631
Investment trust funds and other	170	—	170
Private equity and debt investments	11	—	11
Loans	835	—	835
Other	11	—	11
Commitments to extend credit and other guarantees	—	—	84

Total	¥4,766	¥—	¥4,850

	Billions of yen
	March 31, 2021
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥30	¥—	¥30
Debt securities	60	—	60
CMBS and RMBS	2,362	—	2,362
Investment trust funds and other	195	—	195
Private equity and debt investments	3	—	3
Loans	556	—	556
Other	19	—	19
Commitments to extend credit and other guarantees	—	—	110

Total	¥3,225	¥—	¥3,335